Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

NOTE 17 - SUBSEQUENT EVENTS

The following are the significant events that took place subsequent to December 31, 2023:

(a)	On January 12, 2024, we entered into an equity distribution agreement, with Maxim Group LLC, as sales agent, pursuant to which we may offer and sell Ordinary Shares having an aggregate offering price of up to $9,700 thousand from time to time through Maxim Group LLC. The Ordinary Shares will be offered and sold pursuant to our currently effective registration statement on Form F-3 (File No. 333-267272), the prospectus contained therein and the prospectus supplement filed with the SEC dated January 12, 2024. We will pay Maxim Group LLC a commission equal to 2.5% of the gross sales price per share sold pursuant to the terms of the agreement and will provide Maxim Group LLC with customary indemnification and contribution rights. We also agreed to reimburse Maxim Group LLC for certain specified expenses. To date, we have sold 2,209,465 Ordinary Shares pursuant to the equity distribution agreement, having aggregate gross proceeds of $3,054 thousand and aggregate net proceeds of $2,838 thousand.